1 (212) 318-6737

kentaromurase@paulhastings.com

February 1, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Brookfield Investment Funds (the “Trust”)
File Nos. 333-174323 and 811-22558

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 34 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on January 31, 2018.

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6737.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase
Paul Hastings LLP